TAXATION - Unrecognised Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 3,008	$ 1,891	$ 1,487
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	54	62	0
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	177	54	85
Between two and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	1,339	352	356
Later than five years and not later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	989	1,002	973
Later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 449	$ 421	$ 73